NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the “Company”) design and develop the POET Optical Interposer and Photonic Integrated Circuits for the data center and tele-communications markets. The Company’s common shares are listed on the Nasdaq under the symbol “POET” and on the TSX Venture Exchange under the symbol “PTK”. The Company’s head office is located at 120 Eglinton Avenue East, Suite 1107, Toronto, Ontario, Canada M4P 1E2. These audited consolidated financial statements of the Company were approved by the Board of Directors of the Company on March 31, 2025.

These consolidated financial statements have been prepared using IFRS Accounting Standards (“IFRS”) applicable to a going concern, which assumes that the Company will be able to realize its assets, discharge its liabilities and continue in operation for the following twelve months.